CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
(Loss) income from operations	$ (2,300)	$ (1,575,832)			$ (198,480)						$ (4,448,949)	$ (480,812)			$ (683,869)
Other non-operating expense (income)
(Loss) income before provision for income taxes	(2,300)	(432,034)			(2,404,087)						(867,475)	(5,799,661)			(8,328,470)
Income tax (expense) benefit	0				(12,573)							(12,573)			(11,434)
Net income (loss)	$ (2,300)	(432,034)	$ (6,120,741)	$ 5,685,300	(2,416,660)	$ (2,618,735)	$ (776,839)		$ (435,441)	$ (3,395,574)	(867,475)	(5,812,234)			(8,339,904)
TOI Parent Inc.
Revenue
Total operating revenue		52,274,958			47,249,444			$ 37,359,389			150,698,534	138,548,981	$ 75,800,725	$ 75,800,725	187,514,661	$ 155,405,184
Operating expenses
Selling, general and administrative expense		12,729,425			9,492,069			8,833,475			35,119,854	26,861,651		11,555,910	41,897,302	29,643,511
Depreciation and amortization		850,199			792,475			764,462			2,421,577	2,388,219		338,196	3,177,577	2,941,861
Total operating expenses		54,431,977			47,960,672			38,529,285			155,725,133	141,763,440		69,841,285	195,710,564	158,049,936
(Loss) income from operations		(2,157,019)			(711,228)			(1,169,896)			(5,026,599)	(3,214,459)		5,959,440	(8,195,903)	(2,644,752)
Other non-operating expense (income)
Interest expense		77,983			107,143			1,592			259,894	259,013			347,060	3,375
Other, net		(53,383)			(119,233)						(1,125,527)	6,328,119		(72,767)	6,271,095	(10,000)
Total other non-operating (income) expense		24,600			(12,090)			1,592			(6,051,974)	6,587,132		(72,767)	6,618,155	(6,625)
(Loss) income before provision for income taxes		(2,181,619)			(699,138)			(1,171,488)			1,025,375	(9,801,591)		6,032,207	(14,814,058)	(2,638,127)
Income tax (expense) benefit		(798,504)			23,190			(822,140)			(1,796,123)	298,102		(90,605)	492,823	(1,383,268)
Net income (loss)		$ (2,980,123)	$ 3,204,025	$ (994,650)	$ (675,948)	$ 1,018,188	$ (9,845,729)	$ (1,993,628)			$ (770,748)	$ (9,503,489)		$ 5,941,602	$ (14,321,235)	$ (4,021,395)
(Loss) income per share attributable to TOI Parent, Inc. common stockholders:
Basic and diluted net income (loss) per share of common stock		$ (26.03)			$ (67.59)			$ (199.36)			$ (6.73)	$ (950.35)			$ (602.09)	$ (402.14)
Denominator:
Basic and diluted weighted average common shares outstanding								10,000							23,786	10,000
Financial Designation, Predecessor and Successor [Fixed List]								Successor						Predecessor	Successor	Successor
TOI Parent Inc. | Patient services
Revenue
Total operating revenue		$ 32,967,401			$ 29,663,884			$ 21,284,785			$ 92,375,768	$ 86,985,513	48,527,028	$ 48,527,028	$ 116,816,797	$ 97,624,881
Operating expenses
Direct costs		25,390,950			24,078,152			16,650,583			72,050,631	72,830,254		34,454,497	95,746,831	81,053,345
TOI Parent Inc. | Dispensary
Revenue
Total operating revenue		17,918,035			16,162,528			13,201,609			53,317,877	46,347,096	26,757,955	26,757,955	63,889,875	49,953,992
Operating expenses
Direct costs		15,279,173			13,431,738			12,015,032			45,639,083	38,896,324		23,492,682	53,906,958	43,455,898
TOI Parent Inc. | Clinical trials & other
Revenue
Total operating revenue		1,389,522			1,423,032			2,872,995			5,004,889	5,216,372	$ 515,742	$ 515,742	6,807,989	7,826,311
Operating expenses
Direct costs		$ 182,230			$ 166,238			$ 265,733			$ 493,988	$ 786,992			$ 981,896	$ 955,321